SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Information of Parent Company
Net income	$ 2,590	$ 17,901	$ 12,057
Other comprehensive income, net of tax:
Change in cumulative foreign exchange translation adjustment	2,460	5,738	4,450
Comprehensive income attributable to Pactera Technology International Ltd.	5,043	23,639	16,507
Parent Company
Condensed Financial Information of Parent Company
Net income	2,590	17,901	12,057
Other comprehensive income, net of tax:
Change in cumulative foreign exchange translation adjustment	2,453	5,738	4,450
Comprehensive income attributable to Pactera Technology International Ltd.	$ 5,043	$ 23,639	$ 16,507